Segment Reporting - Summary of Operating Results of Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net interest income	$ 81,163	$ 70,426	$ 238,305	$ 206,941	$ 279,439	$ 247,778	$ 255,088
Provision for credit losses	1,723	29,627	14,210	54,570	49,348	35,984	14,118
Noninterest income	27,124	22,791	74,218	66,043	88,403	79,903	75,070
Noninterest expense	56,530	54,876	166,985	164,786	220,180	232,332	245,147
Income tax expense (benefit)	17,457	2,107	43,666	16,839	32,540	20,109	26,060
Net income	32,577	6,607	87,662	36,789	65,774	39,256	44,833
Total assets	10,502,261	9,444,010	10,502,261	9,444,010	9,530,888	8,811,511
Banking
Segment Reporting Information [Line Items]
Net interest income	87,123	74,970	252,240	220,577	297,701	265,451	266,226
Provision for credit losses	1,723	29,627	14,210	54,570	49,348	35,984	14,118
Noninterest income	13,967	12,078	37,178	33,664	45,499	38,696	34,603
Noninterest expense	46,785	46,890	139,239	140,276	186,874	200,544	213,173
Income tax expense (benefit)	18,404	3,685	47,589	20,788	37,442	23,673	25,739
Net income	34,178	6,846	88,380	38,607	69,536	43,946	47,799
Total assets	10,407,827	9,355,328	10,407,827	9,355,328	9,459,250	8,744,287
Financial Services
Segment Reporting Information [Line Items]
Net interest income	(2,340)	(58)	(873)	(88)	(201)	(36)	(37)
Noninterest income	12,798	10,613	36,517	32,232	42,727	40,964	40,199
Noninterest expense	9,087	7,943	26,361	24,349	32,334	31,393	32,008
Income tax expense (benefit)	480	914	3,249	2,728	3,567	3,337	2,854
Net income	891	1,698	6,034	5,067	6,625	6,198	5,300
Total assets	89,735	82,327	89,735	82,327	64,257	59,471
Corporate
Segment Reporting Information [Line Items]
Net interest income	(3,620)	(4,486)	(13,062)	(13,548)	(18,061)	(17,636)	(11,101)
Noninterest income	359	100	523	147	177	242	268
Noninterest expense	658	43	1,385	161	972	395	(34)
Income tax expense (benefit)	(1,427)	(2,492)	(7,172)	(6,677)	(8,469)	(6,901)	(2,533)
Net income	(2,492)	(1,937)	(6,752)	(6,885)	(10,387)	(10,888)	$ (8,266)
Total assets	$ 4,699	$ 6,355	$ 4,699	$ 6,355	$ 7,381	$ 7,753